Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (18,502,661)	$ (26,544,958)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,239,340	1,345,798
Stock-based compensation		7,824,176
Bad debt expense	3,972	82,291
Loss from change in fair value of convertible shareholder loan		232,041
Loss on change in fair value of derivative liabilities	1,476,411
Non-cash loss on debt extinguishment		(3,838,715)
Accrued interest expense	504,620	2,560,810
Unrealized foreign exchange gains	(201,119)	(1,531,894)
Changes in operating assets and liabilities:
Accounts receivable and other receivables	2,477,530	2,957,000
Prepayments and other current assets	(523,457)	1,788,011
Accounts payable and vouchers payable	1,927,912	(2,897,350)
Accrued expenses	3,548,844	1,659,719
Value-added tax payable	16,937	209,122
Income taxes receivable	(490,635)	284,519
Other current liabilities	315,067	(47,481)
Net cash used in operating activities	(8,207,239)	(15,916,911)
Cash flows from investing activities:
Purchases of property and equipment	(5,449)	(127,237)
Purchases of intangible assets	(1,289,217)	(2,105,528)
Net cash used in investing activities	(1,294,666)	(2,232,765)
Cash flows from financing activities:
Proceeds from issuance of common stock	2,280,619	83,534,362
Proceeds from exercise of warrants	902,084
Repayment of convertible loans		(22,792,165)
Proceeds from shareholder loan	3,746,436	(40,007,763)
Net proceeds from issuance of Senior Convertible Notes	3,950,000
Repayment of Senior Convertible Notes	(1,066,192)
Net cash provided by financing activities	9,812,947	20,734,434
Effect of exchange rate changes on cash and cash equivalents	(23,166)	(2,516,041)
Change in cash, cash equivalents and restricted cash during the period	287,876	68,717
Cash, cash equivalents and restricted cash, beginning of period	478,983	832,671
Cash, cash equivalents and restricted cash, end of period	$ 766,859	$ 901,388